LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investment Accounted Equity Methods	Investments accounted for by the equity method consist of the following:

	As of December 31, 2012
	Carrying Amount	Ownership Percentage
NICLC	$637	40%
SCL	4,858	50%

Total	5,495